STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 10 – Stockholders’ Equity

Three Months Ended March 31, 2020

In January 2020, the Company issued 50,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $221,400 to an officer.

In February 2020, the Company issued 5,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $24,750 to an employee.

In February 2020, the Company issued 4,956 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 4,956 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 3,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $15,000 for consulting services.

In February 2020, pursuant to Section 4(a)(2) of the Securities Act of 1933 as amended (the “Securities Act”), the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

In March 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

Three Months Ended March 31, 2019

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 3,000 shares of common stock with a fair value of $26,600 to service providers.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,431 shares of common stock for conversion of notes payable and accrued interest in the amount of $53,723.

NOTE 9	STOCKHOLDERS’ EQUITY

Twelve Months Ended December 31, 2019

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 3,000 shares of common stock with a fair value of $26,600 to service providers.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,431 shares of common stock for conversion of notes payable and accrued interest in the amount of $53,723.

In April 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 40,000 shares of common stock for conversion of notes payable in the amount of $160,000.

In May 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 6,250 shares of common stock for conversion of notes payable in the amount of $25,000.

In August 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $15,000 to service providers.

In November 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,000 shares of common stock with a fair value of $4,400 to service providers.

In November 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 15,000 shares of common stock with a fair value of $93,750 pursuant a legal settlement signed on November 11, 2019.

Twelve Months Ended December 31, 2018

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 13,000 shares of common stock to accredited investors in a private placement for cash of $47,000.

In January 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 60,000 shares of common stock with a fair value of $138,000 to management and board members.

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 17,616 shares of common stock with a fair value of $43,664 to service providers.

In April and May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 17,000 shares of common stock with a fair value of $174,800 to service providers.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 7,500 shares of common stock to accredited investors who are family members of Robert J Bowdring, a Board Member in a private placement for cash of $30,000.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 151,000 shares of common stock with a fair value of $1,540,000 to a board member, Dr. Kevin Doody for services previously provided to the Company.

In October 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 244,754 shares of common stock with a fair value of $1,914,831 to employees and service providers.

In November 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,104 shares of common stock for conversion of notes payable and accrued interest in the amount of $52,416.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 39,667 shares of common stock for conversion of notes payable and accrued interest in the amount of $158,667.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 44,365 shares of common stock with a fair value of $349,602 to employees and service providers.